United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period: Six months ended 5/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Equity Income Fund, Inc.

Established 1986

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.94
Income From Investment Operations:
Net investment income	0.24
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)
Less Distributions:
Distributions from net investment income	(0.22)
Distributions from net realized gain on investments, written options and foreign currency transactions	--
Distributions from paid-in capital [1]	--
TOTAL DISTRIBUTIONS	(0.22)
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$13.58
Total Return [4]	(0.91)%

Ratios to Average Net Assets:
Net expenses [7]	1.13	% [8]
Net investment income	3.69	% [8]
Expense waiver/reimbursement [9]	0.17	% [8]
Supplemental Data
Net assets, end of period (000 omitted)	$446,299
Portfolio turnover	72%

1 Represents a return of capital for federal income tax purposes.

2 Per share number has been calculated using the average shares method.

3 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended November 30, 2005, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.02% on the total return.

6 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on the total return.

7 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.07%, 1.12%, 1.10%, 1.13%, 1.10% and 1.12% for the six months ended May 31, 2009, and for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

8 Computed on an annualized basis.

9 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

10 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007	2006		2005		2004
$21.38		$21.17	$17.77		$17.10		$15.05

0.54		0.52	0.49		0.42		0.33
(6.76)		0.30	3.36		0.61		2.09
(6.22)		0.82	3.85		1.03		2.42

(0.58)		(0.61)	(0.45)		(0.36)		(0.37)
(0.64)		--	--		--		--
(0.01	) [2]	--	--		--		--
(1.23)		(0.61)	(0.45)		(0.36)		(0.37)
0.01	[3]	--	--		--		--
$13.94		$21.38	$21.17		$17.77		$17.10
(30.59	)% [3]	3.87%	21.95%		6.09	% [5]	16.25	% [6]

1.13%		1.11%	1.14%		1.11%		1.13%
2.91%		2.36%	2.56%		2.35%		2.05%
0.03%		0.02%	0.00	% [10]	0.03%		0.00	% [10]

$479,742		$778,882	$786,606		$636,219		$643,279
121%		101%	60%		33%		75%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.92
Income From Investment Operation:
Net investment income	0.22
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.41)
TOTAL FROM INVESTMENT OPERATIONS	(0.19)
Less Distributions:
Distributions from net investment income	(0.17)
Distributions from net realized gain on investments, written options and foreign currency transactions	--
Distributions from paid-in capital [1]	--
TOTAL DISTRIBUTIONS	(0.17)
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$13.56
Total Return [4]	(1.33)%

Ratios to Average Net Assets:
Net expenses [6]	1.99	% [7]
Net investment income	2.81	% [7]
Expense waiver/reimbursement [8]	0.06	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$40,916
Portfolio turnover	72%

1 Represents a return of capital for federal income tax purposes.

2 Per share number has been calculated using the average shares method.

3 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.93%, 1.89%, 1.86%, 1.88%, 1.88% and 1.87% for the six months ended May 31, 2009 and for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007	2006		2005		2004
$21.35		$21.16	$17.76		$17.09		$15.04

0.42		0.38	0.37		0.28		0.22
(6.77)		0.25	3.33		0.61		2.08
(6.35)		0.63	3.70		0.89		2.30

(0.44)		(0.44)	(0.30)		(0.22)		(0.25)
(0.64)		--	--		--		--
(0.01	) [2]	--	--		--		--
(1.09)		(0.44)	(0.30)		(0.22)		(0.25)
0.01	[3]	--	--		--		--
$13.92		$21.35	$21.16		$17.76		$17.09
(31.14	)% [3]	2.99%	21.03%		5.26%		15.39	% [5]

1.90%		1.87%	1.89%		1.89%		1.88%
2.09%		1.58%	1.66%		1.54%		1.31%
0.02%		0.02%	0.00	% [9]	0.00	% [9]	0.00	% [9]

$59,106		$159,076	$229,906		$328,918		$513,071
121%		101%	60%		33%		75%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.93
Income From Investment Operations:
Net investment income	0.18
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.37)
TOTAL FROM INVESTMENT OPERATIONS	(0.19)
Less Distributions:
Distributions from net investment income	(0.17)
Distributions from net realized gain on investments, written options and foreign currency transactions	--
Distributions from paid-in capital [1]	--
TOTAL DISTRIBUTIONS	(0.17)
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$13.57
Total Return [4]	(1.33)%

Ratios to Average Net Assets:
Net expenses [6]	1.99	% [7]
Net investment income	2.83	% [7]
Expense waiver/reimbursement [8]	0.06	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,975
Portfolio turnover	72%

1 Represents a return of capital for federal income tax purposes.

2 Per share number has been calculated using the average shares method.

3 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.05% on the total return. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.93%, 1.88%, 1.85%, 1.88%, 1.88% and 1.87% for the six months ended May 31, 2009 and for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007	2006		2005		2004
$21.37		$21.18	$17.77		$17.10		$15.05

0.39		0.36	0.35		0.28		0.22
(6.75)		0.28	3.36		0.62		2.08
(6.36)		0.64	3.71		0.90		2.30

(0.44)		(0.45)	(0.30)		(0.23)		(0.25)
(0.64)		--	--		--		--
(0.01	) [2]	--	--		--		--
(1.09)		(0.45)	(0.30)		(0.23)		(0.25)
0.01	[3]	--	--		--		--
$13.93		$21.37	$21.18		$17.77		$17.10
(31.15	)% [3]	2.99%	21.09%		5.27%		15.38	% [5]

1.89%		1.86%	1.89%		1.89%		1.88%
2.14%		1.61%	1.77%		1.57%		1.31%
0.02%		0.02%	0.00	% [9]	0.00	% [9]	0.00	% [9]

$37,333		$68,742	$74,174		$71,223		84,177
121%		101%	60%		33%		75%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2009
Net Asset Value, Beginning of Period	$13.95
Income From Investment Operations:
Net investment income	0.22
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.39)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)
Less Distributions:
Distributions from net investment income	(0.20)
Distributions from net realized gain on investments, written options and foreign currency transactions	--
Distributions from paid-in capital [1]	--
TOTAL DISTRIBUTIONS	(0.20)
Regulatory Settlement Proceeds	--
Net Asset Value, End of Period	$13.58
Total Return [4]	(1.15)%

Ratios to Average Net Assets:
Net expenses [6]	1.50	% [7]
Net investment income	3.33	% [7]
Expense waiver/reimbursement [8]	0.06	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,653
Portfolio turnover	72%

1 Represents a return of capital for federal income tax purposes.

2 Per share number has been calculated using the average shares method.

3 During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return. (See Notes to Financial Statements, Note 10.)

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on the total return.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.44%, 1.38%, 1.35%, 1.37%, 1.38% and 1.37% for the six months ended May 31, 2009 and for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,
2008		2007	2006		2005		2004
$21.39		$21.19	$17.78		$17.12		$15.06

0.49		0.48	0.44		0.37		0.30
(6.75)		0.28	3.37		0.60		2.09
(6.26)		0.76	3.81		0.97		2.39

(0.54)		(0.56)	(0.40)		(0.31)		(0.33)
(0.64)		--	--		--		--
(0.01	) [2]
(1.19)		(0.56)	(0.40)		(0.31)		(0.33)
0.01	[3]	--	--		--		--
$13.95		$21.39	$21.19		$17.78		$17.12
(30.76	)% [3]	3.56%	21.69%		5.73%		16.01	% [5]

1.39%		1.36%	1.38%		1.39%		1.38%
2.65%		2.09%	2.32%		2.07%		1.80%
0.02%		0.02%	0.00	% [9]	0.00	% [9]	0.00	% [9]

$22,615		$38,005	$47,464		$38,937		$45,229
121%		101%	60%		33%		75%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 990.90	$ 5.61
Class B Shares	$1,000	$ 986.70	$ 9.86
Class C Shares	$1,000	$ 986.70	$ 9.86
Class F Shares	$1,000	$ 988.50	$ 7.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$ 5.69
Class B Shares	$1,000	$1,015.01	$10.00
Class C Shares	$1,000	$1,015.01	$10.00
Class F Shares	$1,000	$ 1,017.45	$ 7.54

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class B Shares	1.99%
Class C Shares	1.99%
Class F Shares	1.50%

Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets [2]
Financials	23.0%
Health Care	14.6%
Energy	13.1%
Consumer Staples	12.0%
Telecommunication Services	8.0%
Information Technology	7.1%
Industrials	5.9%
Materials	5.2%
Consumer Discretionary	4.9%
Utilities	2.7%
Other Securities [3]	3.0%
Cash Equivalents [4]	0.7%
Other Assets and Liabilities - Net [5]	(0.2)%
TOTAL	100.0%

1 Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

3 Other Securities include corporate bonds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--90.4%
		Consumer Discretionary--4.9%
153,370		Block (H&R), Inc.	$2,239,202
88,505		Gap (The), Inc.	1,579,814
39,510		Genuine Parts Co.	1,322,795
52,745		Hasbro, Inc.	1,340,250
56,705		Home Depot, Inc.	1,313,288
197,715		Leggett and Platt, Inc.	2,902,456
269,450		Mattel, Inc.	4,206,114
44,535		McDonald's Corp.	2,627,120
46,130		Stanley Works	1,646,841
249,853		Time Warner, Inc.	5,851,557
36,240		WPP PLC, ADR	1,355,014
		TOTAL	26,384,451
		Consumer Staples--12.0%
79,415		Altria Group, Inc.	1,357,202
170,945		Archer-Daniels-Midland Co.	4,704,406
52,525		Corn Products International, Inc.	1,387,185
36,800		H.J. Heinz Co.	1,346,144
157,860		Kimberly-Clark Corp.	8,191,355
82,580		PepsiCo, Inc.	4,298,289
255,825		Procter & Gamble Co.	13,287,550
36,275		Reynolds American, Inc.	1,449,912
186,410		Sysco Corp.	4,466,384
165,830		The Coca-Cola Co.	8,152,203
338,510		Wal-Mart Stores, Inc.	16,837,487
		TOTAL	65,478,117
		Energy--13.1%
64,755		BP PLC, ADR	3,205,372
156,270		Chevron Corp.	10,418,521
271,005		ConocoPhillips	12,422,869
55,500		Diamond Offshore Drilling, Inc.	4,677,540
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
34,480		ENI SpA, ADR	$1,671,590
326,389		Exxon Mobil Corp.	22,635,077
45,565		Marathon Oil Corp.	1,452,612
56,030		Royal Dutch Shell PLC, Class A, ADR	3,020,577
68,815		Technip SA, ADR	3,372,623
69,755		Tenaris S.A., ADR	2,132,410
35,520		Tidewater, Inc.	1,693,238
79,120		Total S.A., ADR	4,561,268
		TOTAL	71,263,697
		Financials--16.9%
140,858		Ace Ltd.	6,196,343
121,105		Bancorpsouth, Inc.	2,693,375
157,985		Bank of Hawaii Corp.	5,913,379
269,095		Chubb Corp.	10,669,617
114,720		Commerce Bancshares, Inc.	3,610,238
79,610		Community Bank System, Inc.	1,233,955
103,385		Cullen Frost Bankers, Inc.	5,060,696
178,375		Glacier Bancorp, Inc.	2,955,674
74,025		Hancock Holding Co.	2,585,693
57,925		Highwoods Properties, Inc.	1,310,264
229,745		Hudson City Bancorp, Inc.	2,947,628
52,430		Iberiabank Corp.	2,281,754
85,595		MetLife, Inc.	2,696,243
236,575		New York Community Bancorp, Inc.	2,616,520
53,145		Northern Trust Corp.	3,063,809
42,725		PartnerRe Ltd.	2,788,234
165,520		People's United Financial, Inc.	2,615,216
140,905		Prosperity Bancshares, Inc.	3,953,794
40,115		Public Storage, Inc.	2,672,060
374,630		The Travelers Cos., Inc.	15,232,456
59,070		UMB Financial Corp.	2,370,479
121,425		WestAmerica Bancorp.	6,297,101
		TOTAL	91,764,528
Shares			Value
		COMMON STOCKS--continued
		Health Care--14.6%
61,215		Abbott Laboratories	$2,758,348
36,725		AstraZeneca PLC, ADR	1,532,167
26,615		Baxter International, Inc.	1,362,422
61,735		Bayer AG, ADR	3,518,895
20,320		Becton, Dickinson & Co.	1,375,258
242,120		Bristol-Myers Squibb Co.	4,823,030
38,705		Eli Lilly & Co.	1,338,032
346,700		Johnson & Johnson	19,123,972
43,785		Medtronic, Inc.	1,504,015
335,115		Merck & Co., Inc.	9,242,472
197,385		PDL BioPharma, Inc.	1,371,826
977,405		Pfizer, Inc.	14,846,782
364,490		Wyeth	16,351,021
		TOTAL	79,148,240
		Industrials--5.9%
92,685		ABB Ltd., ADR	1,525,595
45,525		CSX Corp.	1,445,874
31,450		General Dynamics Corp.	1,789,505
100,125		General Electric Co.	1,349,685
67,650		Lockheed Martin Corp.	5,657,570
35,760		Norfolk Southern Corp.	1,330,272
137,850		Northrop Grumman Corp.	6,564,417
32,660		Raytheon Co.	1,458,269
161,080		Tyco International Ltd.	4,447,419
29,250		Union Pacific Corp.	1,441,148
67,300		United Technologies Corp.	3,540,653
50,595		Waste Management, Inc.	1,395,916
		TOTAL	31,946,323
		Information Technology--7.1%
89,865		Harris Corp.	2,793,004
107,670		IBM Corp.	11,443,168
175,525		Intel Corp.	2,759,253
121,580		Intersil Holding Corp.	1,489,355
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
60,530		Linear Technology Corp.	$1,417,007
665,950		Microsoft Corp.	13,911,696
109,755		National Semiconductor Corp.	1,523,399
78,575		Texas Instruments, Inc.	1,524,355
72,275		Xilinx, Inc.	1,498,984
		TOTAL	38,360,221
		Materials--5.2%
79,100		Air Products & Chemicals, Inc.	5,124,098
116,085		Bemis Co., Inc.	2,912,573
44,430		Compass Minerals International, Inc.	2,382,781
664,760		Gold Fields Ltd., ADR	9,027,441
29,700		PPG Industries, Inc.	1,320,759
243,110		Sealed Air Corp.	4,864,631
58,965		Sensient Technologies Corp.	1,351,478
32,225		Syngenta AG, ADR	1,572,580
		TOTAL	28,556,341
		Telecommunication Services--8.0%
762,535		AT&T, Inc.	18,903,243
181,135		BCE, Inc.	4,147,992
211,055		Deutsche Telekom AG, ADR	2,416,580
61,280		France Telecommunications, ADR	1,430,275
59,300		Nippon Telegraph & Telephone Corp., ADR	1,231,661
25,845		Telefonica SA, ADR	1,677,857
238,185		Verizon Communications, Inc.	6,969,293
370,170		Vodafone Group PLC, ADR	6,966,599
		TOTAL	43,743,500
		Utilities--2.7%
364,835		CenterPoint Energy, Inc.	3,692,130
85,875		Exelon Corp.	4,122,859
93,115		Public Service Enterprises Group, Inc.	2,967,575
88,680		Sempra Energy	4,050,902
		TOTAL	14,833,466
		TOTAL COMMON STOCKS (IDENTIFIED COST $487,236,941)	491,478,884
Shares			Value
		PREFERRED STOCKS--6.1%
		Financials--6.1%
19,500		Bank of America Corp., Conv. Pfd., Series L, $72.50 Annual Dividend	$14,820,000
77,600		Citigroup, Inc., Conv. Pfd., Series T, $3.25 Annual Dividend	2,995,360
47,600		KeyCorp, Conv. Pfd., Series A, $7.69 Annual Dividend	3,141,600
16,500		Wells Fargo & Co., Conv. Pfd., Series L, $75.00 Annual Dividend	12,292,500
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $31,713,499)	33,249,460
		MUTUAL FUNDS--3.7% [1]
3,088,562		High Yield Bond Portfolio	16,647,348
3,557,958	[2]	Prime Value Obligations Fund, Institutional Shares, 0.87%	3,557,958
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $17,853,576)	20,205,306
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $536,804,016) [3]	544,933,650
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [4]	(1,090,490)
		TOTAL NET ASSETS--100%	$543,843,160

1 Affiliated companies.

2 7-Day net yield.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$544,933,650
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$544,933,650

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $20,205,306 of investments in affiliated issuers (Note 5) (identified cost $536,804,016)		$544,933,650
Cash		479
Income receivable		2,811,292
Receivable for investments sold		2,511,184
Receivable for shares sold		514,299
TOTAL ASSETS		550,770,904
Liabilities:
Payable for investments purchased	$5,290,323
Payable for shares redeemed	1,168,883
Payable for Directors'/Trustees' fees	3,252
Payable for distribution services fee (Note 5)	52,271
Payable for shareholder services fee (Note 5)	133,063
Accrued expenses	279,952
TOTAL LIABILITIES		6,927,744
Net assets for 40,061,228 shares outstanding		$543,843,160
Net Assets Consist of:
Paid-in capital		$781,041,180
Net unrealized appreciation of investments		8,129,634
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(246,155,067)
Undistributed net investment income		827,413
TOTAL NET ASSETS		$543,843,160

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($446,299,214 ÷ 32,873,581 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$13.58
Offering price per share (100/94.50 of $13.58)	$14.37
Redemption proceeds per share	$13.58
Class B Shares:
Net asset value per share ($40,916,182 ÷ 3,017,235 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$13.56
Offering price per share	$13.56
Redemption proceeds per share (94.50/100 of $13.56)	$12.81
Class C Shares:
Net asset value per share ($34,975,149 ÷ 2,576,486 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$13.57
Offering price per share	$13.57
Redemption proceeds per share (99.00/100 of $13.57)	$13.43
Class F Shares:
Net asset value per share ($21,652,615 ÷ 1,593,926 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$13.58
Offering price per share (100/99.00 of $13.58)	$13.72
Redemption proceeds per share (99.00/100 of $13.58)	$13.44

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends (including $955,011 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $179,317)		$12,924,920
Expenses:
Investment adviser fee (Note 5)	$1,628,428
Administrative personnel and services fee (Note 5)	210,635
Custodian fees	15,489
Transfer and dividend disbursing agent fees and expenses	650,535
Directors'/Trustees' fees	7,909
Auditing fees	13,134
Legal fees	3,566
Portfolio accounting fees	68,535
Distribution services fee--Class B Shares (Note 5)	172,188
Distribution services fee--Class C Shares (Note 5)	128,029
Distribution services fee--Class F Shares (Note 5)	26,207
Shareholder services fee--Class A Shares (Note 5)	513,712
Shareholder services fee--Class B Shares (Note 5)	57,396
Shareholder services fee--Class C Shares (Note 5)	42,255
Shareholder services fee--Class F Shares (Note 5)	26,207
Account administration fee--Class A Shares	34,908
Account administration fee--Class C Shares	258
Share registration costs	33,644
Printing and postage	48,883
Insurance premiums	2,696
Taxes	22,052
Miscellaneous	8,251
TOTAL EXPENSES	3,714,917

Statement of Operations-continued

Reimbursements, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(10,736)
Waiver of administrative personnel and services fee (Note 5)	(4,096)
Reimbursement of shareholder services fee--Class A Shares (Note 5)	(238,813)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(162,204)
TOTAL REIMBURSEMENTS, WAIVER AND EXPENSE REDUCTION		$(415,849)
Net expenses			$3,299,068
Net investment income			9,625,852
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(127,912,389)
Net realized gain on written options			684,154
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			108,175,989
Net change in unrealized depreciation of written options			299,055
Net realized and unrealized loss on investments, written options and foreign currency transactions			(18,753,191)
Change in net assets resulting from operations			$(9,127,339)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,625,852	$23,645,479
Net realized loss on investments, written options and foreign currency transactions	(127,228,235)	(116,519,004)
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	108,475,044	(190,425,661)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,127,339)	(283,299,186)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,474,048)	(20,898,799)
Class B Shares	(572,793)	(2,660,900)
Class C Shares	(432,091)	(1,327,000)
Class F Shares	(319,507)	(917,530)
Distributions from net realized gain on investments, written options and foreign currency transactions
Class A Shares	--	(23,640,948)
Class B Shares	--	(4,643,153)
Class C Shares	--	(2,043,462)
Class F Shares	--	(1,134,799)
Distributions from paid-in capital
Class A Shares	--	(438,030)
Class B Shares	--	(55,771)
Class C Shares	--	(27,813)
Class F Shares	--	(19,231)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,798,439)	(57,807,436)
Share Transactions:
Proceeds from sale of shares	52,651,311	128,116,146
Net asset value of shares issued to shareholders in payment of distributions declared	7,761,679	49,695,703
Cost of shares redeemed	(97,439,462)	(283,237,410)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,026,472)	(105,425,561)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	--	622,238
Change in net assets	(54,952,250)	(445,909,945)
Net Assets:
Beginning of period	598,795,410	1,044,705,355
End of period (including undistributed net investment income of $827,413 and $0, respectively)	$543,843,160	$598,795,410

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to maintain flexibility, produce income or hedge. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at November 30, 2008	23,932	$2,011,248
Contracts bought back	(23,932)	(2,011,248)
Outstanding at May 31, 2009	--	$--

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Option Contracts
Equity contracts	684,154

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Option Contracts
Equity contracts	299,055

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,504,043	$45,713,975	6,439,271	$115,174,248
Shares issued to shareholders in payment of distributions declared	512,540	6,627,069	1,963,737	38,519,769
Shares redeemed	(5,566,986)	(71,819,822)	(10,413,744)	(188,368,817)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,550,403)	$(19,478,778)	(2,010,736)	$(34,674,800)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	197,216	$2,573,094	382,133	$7,080,469
Shares issued to shareholders in payment of distributions declared	40,409	521,170	334,691	6,716,960
Shares redeemed	(1,466,523)	(19,056,521)	(3,919,998)	(72,423,819)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,228,898)	$(15,962,257)	(3,203,174)	$(58,626,390)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	220,606	$2,890,339	200,913	$3,669,842
Shares issued to shareholders in payment of distributions declared	26,906	347,465	137,808	2,741,367
Shares redeemed	(350,105)	(4,497,127)	(875,835)	(15,915,877)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(102,593)	$(1,259,323)	(537,114)	$(9,504,668)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	110,149	$1,473,903	122,338	$2,191,587
Shares issued to shareholders in payment of distributions declared	20,575	265,975	87,145	1,717,607
Shares redeemed	(158,482)	(2,065,992)	(364,619)	(6,528,897)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(27,758)	$(326,114)	(155,136)	$(2,619,703)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,909,652)	$(37,026,472)	(5,906,160)	$(105,425,561)

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $536,804,016. The net unrealized appreciation of investments for federal tax purposes was $8,129,634. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,468,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,338,765.

At November 30, 2008, the Fund had a capital loss carryforward of $113,357,717 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,096 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $38,228 of fees paid by the Fund. For the six months ended May 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $17,300 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC voluntarily reimbursed $238,813 of shareholder services fees. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended May 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,434,408 and $997,675, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 1.13% for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $10,736. Transactions with affiliated companies during the six months ended May 31, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income
High Yield Bond Portfolio	1,925,734	1,162,828	--	3,088,562	$ 16,647,348	$763,154
Prime Value Obligations Fund, Institutional Shares	28,917,888	160,163,140	185,523,070	3,557,958	$ 3,557,958	$191,857
TOTAL OF AFFILIATED TRANSACTIONS	30,843,622	161,325,968	185,523,070	6,646,520	$20,205,306	$955,011

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2009, the Fund's expenses were reduced by $162,204 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$374,120,467
Sales	$383,088,211

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

During the year ended November 30, 2008, the Fund received $622,238 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED EQUITY INCOME FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407

8110102 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Income Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009